Related Party Transactions (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
13.	Related Party Transactions
During the second quarter of 2022, the Company entered into a sublease agreement with an affiliate of the Chief Executive Officer. The sublease commenced on June 1, 2022, and the term is for the remainder of the amended lease term which expired on October 31, 2024. The monthly base rent, after the rent abatement period for the first four months, is $69,000. As of September 30, 2024 and December 31, 2023, rent receivable was $0.2 million and $0.7 million, respectively, and these amounts are included in prepaid expenses and other current assets on the accompanying condensed balance sheets. The Company expects to collect the remaining rent receivable balance which was $0.2 million as of September 30, 2024 in the fourth quarter of 2024. Rent receivable of $0.7 million from December 31, 2023 was subsequently collected in April 2024. For the three and nine months ended September 30, 2024, income on the sublease with a related party was $0.2 million and $0.5 million, respectively. For the three and nine months ended September 30, 2023, income on the sublease with a related party was $0.2 million and $0.5 million, respectively. The income on sublease is netted with rent expense and included in general and administrative expenses on the condensed consolidated statements of operations.
In connection with the Business Combination, the Company paid $1.1 million in certain transaction costs reimbursable by Silver Spike’s sponsor (“Silver Spike Sponsor”), an affiliate to a member of the board of directors. On March 16, 2023, Silver Spike Holdings, an affiliate of Silver Spike Sponsor, entered into a promissory note with the Company and agreed to pay the principal amount of $1.1 million in 12 equal quarterly installments commencing on March 31, 2023. The promissory note bears interest at a rate of 5% per annum commencing on March 31, 2023. In an event of default, the outstanding principal amount shall bear interest for the entire period during which the principal balance is unpaid at a rate which is equal to 10% per annum. As of September 30, 2024, the remaining balance of the promissory note receivable was the $0.4 million of which $0.3 million was included in prepaid expenses and other current assets and $0.1 million was included in other assets on the condensed consolidated balance sheets. As of December 31, 2023, the remaining balance of the promissory note receivable was $0.7 million of which $0.4 million was included in prepaid expenses and other current assets and $0.3 million was included in other assets on the consolidated balance sheets. For the three and nine ended September 30, 2024 and 2023, interest income on the promissory note was less than $0.1 million, which is included in other income (expense), net on the accompanying condensed consolidated statements of operations.

17.	Related Party Transactions
During the second quarter of 2022, the Company entered into a sublease agreement with an affiliate of the Chief Executive Officer. The sublease commenced on June 1, 2022, and the term is for the remainder of the original lease and will expire on February 28, 2025, or sooner in the event that the original lease is cancelled prior to the expiration date. The monthly base rent, after the rent abatement period for the first four months, is $69,000. Rent receivable of $0.7 million is included in prepaid expenses and other current assets on the accompanying consolidated balance sheets as of December 31, 2023, and was subsequently collected in April 2024. As of December 31, 2022, $0.1 million of rent receivable was included in accounts receivable, net on the accompanying consolidated balance sheets. For the years ended December 31, 2023 and 2022, income on the sublease from the related party transactions were $0.7 million and $0.4 million, respectively. The income on sublease is netted with rent expense and included in general and administrative expenses on the consolidated statements of operations.
In connection with the Business Combination, the Company paid $1.1 million in certain transaction costs reimbursable by Silver Spike’s sponsor (“Silver Spike Sponsor”), an affiliate to a member of the board of directors. On March 16, 2023, Silver Spike Holdings, an affiliate of Silver Spike Sponsor, entered into a promissory note with the Company and agreed to pay the principal amount of $1.1 million in 12 equal quarterly installments commencing on March 31, 2023. The promissory note bears interest at a rate of 5% per annum commencing on March 31, 2023. In an event of default, the outstanding principal amount shall bear interest for the entire period during which the principal balance is unpaid at a rate which is equal to 10% per annum. As of December 31, 2023, the remaining balance of the promissory note receivable was $0.7 million of which, $0.4 million was included in prepaid expenses and other current assets and $0.3 million was included in other assets on the consolidated balance sheets. As of December 31, 2022, $1.1 million of related party note receivable was included in other assets on the accompanying consolidated balance sheets. For the year ended December 31, 2023, interest income on the promissory note was less than $0.1 million, which is included in other income (expense), net on the consolidated statement of operations.
During the fourth quarter of 2023, the Company reimbursed $0.4 million in certain legal fee to Silver Spike Holdings, an affiliate to a member of the board of directors in connection with responding to the SEC investigation. See Part I. Item 3. “Legal Proceedings” for further discussion. The expense is included in general and administrative expenses on the consolidated statements of operations.